Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Presentation of leases for lessee [abstract]
Summary of reconciliation lease liabilities
The following table provides a reconciliation of lease liabilities for the year ended June 30, 2021 and June 30, 2020:

	June 30, 2021	June 30, 2020

Balance, beginning of year	$10,136	$9,700
Additions and adjustments	3,314	2,466
Lease payments	(2,788)	(2,352)
Interest	552	619
Unrealized foreign exchange loss (gain)	654	(297)

Balance, end of year	11,868	10,136
Less: current portion	(2,908)	(1,725)

	$8,960	$8,411

Summary of maturities analysis of lease liabilities	The Company’s maturities of lease liabilities, for the years ended June 30, are as follows as at June 30, 2021:

2022	$3,244
2023	3,284
2024	3,263
2025	2,156
2026	739

$12,686